Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018
Revenue
Revenue		$ 14,070		$ 14,070
Operating Expenses
General and Administrative expenses	672	430,010	114,465	3,811,612	305,690	530,564
Loss from Operations	(672)	415,940	114,465	3,797,542	305,690	(530,564)
Other Income
Debt Forgiveness Income		300,000		300,000
Interest Income		164	158,712	401,582	312,000	521,702
Total Other Income		300,164	158,712	701,582	312,000
Income (Loss) Before Provision for Income Taxes	(672)	(115,776)	44,247	(3,095,960)	6,310	(8,862)
Less Provision for Income Taxes			15,044		2,145
Net Income (Loss)	$ (672)	$ (115,776)	$ 29,203	$ (3,095,960)	$ 4,165	$ (8,862)
Basic and Diluted Net Income (Loss) per share	$ (0.00)	$ (0.02)	$ 0.01	$ (0.87)	$ 0.00	$ (0.00)
Weighted Average Number of common shares outstanding	1,750,000	5,790,781	2,268,539	3,575,419	2,002,237	2,050,790